Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 24.5		$ 29.2	$ 29.2
Federal and state credit carryforwards	13.9		14.3	16.4
Property, plant and equipment	0.6		0.6	2.6
Deferred and other revenue differences	8.6		4.0	0.0
Interest carryforwards	12.1		11.2	4.9
Other reserves and accrued expenses	15.4		15.0	9.0
Lease liabilities	12.5		0.0	0.0
Other assets	2.2		3.7	4.7
Total deferred tax assets	89.8		78.0	66.8
Less: valuation allowance	(20.7)	$ (30.7)	(29.1)	(29.0)	$ (18.7)
Total deferred tax assets	69.1		48.9	37.8
Deferred tax liabilities:
Purchased technologies and other intangibles	(192.1)		(75.0)	(58.2)
Deferred and other revenue differences	(7.5)		(8.1)	(0.8)
Property, plant and equipment	(11.9)		(3.9)	(3.0)
Deferred Tax Liabilities, Leasing Arrangements	(11.4)		0.0	0.0
Other liabilities	(1.4)		(1.8)	(4.1)
Total deferred tax liabilities	(224.3)		(88.8)	(66.1)
Net deferred tax liabilities	$ (155.2)		$ (39.9)	$ (28.3)